Other Financial Items (Tables)	6 Months Ended
Jun. 30, 2014
Other Income and Expenses [Abstract]
Schedule of Other financial Items [Table Text Block]
Other financial items comprise of the following:

	Six months ended June 30,
(in thousands of $)	2014	2013
Unrealized (mark-to-market) (losses)/gains for interest rate swaps	(23,649)	51,478
Interest expense on undesignated interest rate swaps	(10,031)	(5,101)
Others	(5,056)	(1,256)
	(38,736)	45,121